Financial Instruments and Risk Management - Earnings Impact (Details) - Derivatives - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Marketing and Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	CAD (46)	CAD (39)
Marketing and Other | Futures And Options Contracts [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		(39)
Marketing and Other | Commodity contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(46)
Marketing and Other | Natural gas price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(18)	(1)
Marketing and Other | Crude oil price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(28)	(38)
Marketing and Other | Crude oil call options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		0
Marketing and Other | Crude oil put options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		0
Marketing and Other | Foreign currency forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Other – Net
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	(121)
Other – Net | Futures And Options Contracts [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		(121)
Other – Net | Commodity contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0
Other – Net | Natural gas price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Other – Net | Crude oil price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Other – Net | Crude oil call options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		(67)
Other – Net | Crude oil put options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		(54)
Other – Net | Foreign currency forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Net Foreign Exchange
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	(30)	10
Net Foreign Exchange | Futures And Options Contracts [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		0
Net Foreign Exchange | Commodity contract [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0
Net Foreign Exchange | Natural gas price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Net Foreign Exchange | Crude oil price
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	0	0
Net Foreign Exchange | Crude oil call options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		0
Net Foreign Exchange | Crude oil put options
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss		0
Net Foreign Exchange | Foreign currency forwards
Disclosure Of Financial Assets And Liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	CAD (30)	CAD 10